Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIE. All significant intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management make about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to revenue recognition, collectability of accounts receivable, commitments, convertible notes, useful lives and impairment assessment of intangible assets, property and equipment, long-term investment, income taxes, valuation allowance for deferred tax assets, fair value change of derivative liability, and share-based compensation. These estimates are based on management's knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.

Convenience translation
2	Summary of Significant Accounting Policies (continued)

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.8755 per US$1.00 on December 31, 2018, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency translation

Foreign currency translation

The functional currency of the Company and the Company’s subsidiary outside the PRC are US$. The Company’s PRC subsidiary and VIE adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Company uses RMB as its reporting currency. The consolidated financial statements of the Company, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive loss, as a component of shareholders’ deficit.

Transactions in currencies other than the functional currency are remeasured and recorded in the functional currency at the exchange rate prevailing on the transaction date.

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss during the period or year in which they occur.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash	Restricted cash Restricted cash represents cash granted by the government and designated only for the purchase of property and equipment for certain approved projects.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the realizable value amount, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded in the period when loss is probable based on many factors, including the age of the balance, the customer’s payment history and credit quality of the customers, current economic trends and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off after all collection efforts have been exhausted.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the remaining lease term, whichever is shorter. The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years
Office furniture and equipment	3 – 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets

Expenditures for repair and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the consolidated statements of comprehensive loss.

Intangible assets
2	Summary of Significant Accounting Policies (continued)

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Intangible assets represent purchased computer software. All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software and systems	1 – 3 years

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Company evaluates long-lived assets, such as property and equipment and purchased intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flow the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different.   No impairment loss was recognized for the years ended December 31, 2016, December 31, 2017 and 2018, respectively.

Long-term Investments

Long-term investments

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, the Company carries at cost its investments in investees which do not have readily determinable fair value and the Company does not have significant influence. The Company only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment.

Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Deferred revenue and customer deposits

Deferred revenue and customer deposits

Deferred revenue consists of payments from customers in advance of revenue recognition. Customer deposits relate to customer’s unused balances that are refundable. Once this balance is utilized by the customer, the corresponding amount would be recognized as revenue.

Convertible notes

Convertible notes

At the commitment date, the fees and expenses associated with the issuance of the convertible notes are recorded as a discount to the debt liability in accordance with ASU 2015-03. The convertible notes, which is the proceeds net of fees and expenses payable to the creditor and the fair value of the bifurcated derivative, will be accreted to the redemption value on the maturity date using the effective interest method over the estimated life of the debt instrument.

The Company has early adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, and ASU 2017-11, Accounting for Certain Financial Instruments with Down Round Features. ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The issuance cost of RMB8,436 (US$1,227) was currently presented as a direct deduction from the principal amount of the Convertible Notes on the consolidated balance sheet as of December 31, 2018. ASU 2017-11 no longer requires the Company to consider down round features when determining whether its embedded Conversion Option is indexed to its own stock.

Value added taxes (“VAT”)
2	Summary of Significant Accounting Policies (continued)

Value added taxes (“VAT”)

The Company presents VAT assessed by government authorities as reductions of revenues. Pursuant to the PRC tax legislation, VAT is generally imposed in lieu of business tax in the modern service industries, on a nationwide basis. VAT of 6% applies to revenue derived from the provision of certain modern services. The Company is allowed to offset the qualified input VAT paid on taxable purchases against the output VAT chargeable on the modern services provided.

Share split

Share split

On March 1, 2017, the board of directors approved a 1 for 10 share split. Share and per share amounts for common shares and contingently redeemable convertible preferred shares disclosed for all prior periods have been retroactively adjusted to reflect the effects of the share split.

Treasury shares

Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method per ASC 505-30 Treasury Stock. Under this method, repurchase of shares were recorded as treasury shares at historical purchase price. On November 20, 2018, the Board of Directors of the Company approved a plan to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market (the “Repurchase Plan”). As of December 31, 2018, under the Repurchase Plan, the Company had repurchased an aggregate of 69,455 ADSs, representing 46,303 Class A common shares on the open market for a total cash consideration of US$468.

Revenue recognition

2	Summary of Significant Accounting Policies (continued)

Revenue recognition

The Company recognizes revenue once all of the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) services have been provided; (3) the price is fixed or determinable; and (4) collectability is reasonably assured.

Data solutions

The Company generates data solutions revenues primarily by creating and delivering targeted marketing and other vertical data solutions. Targeted marketing revenue is generated by the Company providing an integrated marketing campaign to advertisers mainly through the Company’s Xiaoguotong marketing platform, which is built upon the Company’s multi-dimensional mobile device dataset. The Company generally will create, design, develop and optimize the advertising content for its advertisers. The advertisements are displayed on a wide spectrum of reputable publishers, through bidding for advertisement slots using rates directly negotiated with the various publishers.

The arrangements with advertisers are evidenced through contractual agreements that stipulate the types of advertising to be delivered, the timing and the pricing. Advertisers pay for targeted advertisements based on the number of clicks and downloads taken by the users. Revenue is recognized in the period in which the user performs the action the advertiser contracted the Company for.

The Company recognizes revenue on a gross basis as the primary obligor, as it uses its own platform’s mobile device dataset with its comprehensive demographic targeting ability to accurately pinpoint the specific mobile devices that is most suitable for the customer’s ads. Additionally, the Company has pricing latitude, has discretion in selecting publishers whose advertisement slots will be purchased, is highly involved in the determination of service specifications and bears credit risk. Based on the advertiser’s preference to avoid lower quality publishers, the Company may recommend a specific reputable online media network to certain advertisers. After pinpointing the specific mobile devices that are most suitable for the customer’s ads using its mobile device dataset, it bids for the available advertising slots on the network and then places the advertisement.

Developer services

The Company enters into agreements with its customers to provide push notification and instant messaging (collectively “notification services”). Under the terms of the contractual agreements of notification services, the Company provides its customers with access to its notification services platform over the specified period. This enables customers to send notifications and messages to users. Revenue from notification services is recognized using a specific performance method.

Costs of revenues

Costs of revenues

Cost of revenues consists primarily of depreciation, labor, bandwidth costs and purchasing of advertising inventory. The Company incurs various sales tax and surcharges such as, city construction tax and education surcharges and cultural development fee in connection with the services provided. In accordance with ASC subtopic 605-45, Revenue Recognition, Principal Agent Considerations (“ASC 605-45”), the Company includes the sales tax and surcharges incurred in cost of revenues.

Research and development

Research and development

Research and development expenses are primarily incurred in the development of new services, new features, and general improvement of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any of the years presented as the Company has not met all of the necessary capitalization requirements.

Advertising expense

Advertising expense

Advertising expenses, including promotion expenses, are charged to “sales and marketing expenses” as incurred. Advertising expenses amounted to RMB10,377, RMB5,277 and RMB6,697 (US$974) for the year ended December 31, 2016, 2017 and 2018, respectively.

2	Summary of Significant Accounting Policies (continued)

Other income

Other income

Other income represents government grants and profit sharing program with Depositary Bank related to ADSs depositary. Government grants are recognized when there is reasonable assurance that the Company will comply with the attached conditions. When the grant relates to an expense item, it is recognized on a systemic basis in the consolidated statement of comprehensive loss over the period necessary to match the grant to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of comprehensive loss in proportion to the depreciation of the related assets. Profit sharing program is recognized over five-year period as specified in the contract based on certain parameters.

Government grants

Government grants

Government grants primarily consist of financial grants received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government grants, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government grants with certain operating conditions are recorded as “deferred income” when received and will be recorded as operating income when the conditions are met.

Operating leases

Operating leases

Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. The Company had no capital leases during the years presented.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB5,455, RMB12,121 and RMB11,301 (US$1,644) for the year ended December 31,2016, December 31, 2017 and 2018, respectively.

Income taxes

Income taxes

The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year end in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The Company evaluates the potential for recovery of deferred tax assets by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

2	Summary of Significant Accounting Policies (continued)

Income taxes (continued)

The Company evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses during the years presented.

Share-based compensation

Share-based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Company determines whether an award granted to its employees should be classified and accounted for as a liability award or equity award. The Company’s share-based compensation to its employees which were classified as equity awards were recognized in the consolidated statements of comprehensive loss based on the grant date fair value.  The Company’s share-based compensation to its employees which were classified as liability awards were recognized in the consolidated statements of comprehensive loss based on the fair value at each reporting date until settlement. The Company early adopted Accounting Standard Update (“ASU”) ASU 2016-09—Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting and elected to account for forfeitures as they occur.

Fair value measurements

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1-Quoted prices in active markets for identical assets or liabilities.

Level 2-Observable inputs other than quoted prices in active markets, quoted prices for identical or similar assets and liabilities in inactive markets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of financial assets and liabilities, such as cash equivalents, restricted cash, accounts receivable, other receivables within prepaid expenses and other current assets, balances with related parties, accounts payable, and other payables with accrued liabilities and other current liabilities, approximate their fair values because of the short maturity of these instruments. The carrying amounts of restricted cash (non-current) approximate its fair value since it bears interest rates which approximate market interest rates.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined as the increase or decrease in equity of the Company during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Company includes the foreign currency translation adjustments.

Loss per share

Loss per share

In accordance with ASC 260, Earning per Share, basic loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the year ended December 31, 2018, the two-class method is applicable because the Company has two classes of common shares outstanding, Class A and Class B common shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B common shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, as the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Diluted loss per share is computed by dividing net loss attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the years. Common equivalent shares consist of the common shares issuable upon the conversion of the Company’s contingently redeemable convertible preferred shares and the convertible senior notes using the if-converted method and common shares, including partially paid shares, issuable upon the exercise of the share options, using the treasury stock method. Common share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable.

The Company places its cash and cash equivalents with reputable financial institutions which have high-credit ratings. As of December 31, 2017 and 2018, the aggregate amount of cash and cash equivalents and restricted cash of RMB82,609 and RMB331,374 (US$48,198), respectively, were held at major financial institutions located in the PRC, and US$19,232 and US$35,678 (RMB245,303), respectively, were deposited with major financial institutions located outside the PRC. There has been no recent history of default related to these financial institutions. The Company continues to monitor the financial strength of the financial institutions. The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.

Concentration of suppliers

Approximately 81.3% and 50.9% of advertising costs were paid to three suppliers for the year ended December 31, 2017 and 2018, respectively.

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future consolidated financial position, results of operations or cash flows; changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Foreign currency exchange rate risk

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. On June 19, 2010, the PBOC announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 4.79% in 2018. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, short-term investments, and accounts payable are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s consolidated revenues, earnings and financial position in US$.

Segment information
2	Summary of Significant Accounting Policies (continued)

Segment information

The Company’s chief operating decision maker is the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on the consolidated financial results. As a result, the Company has only one reportable segment.

As the Company generates substantially most of its revenues in the PRC, no geographical segments is presented.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

As a company with less than US$1.07 billion in revenue for the last fiscal year, the company qualifies as an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company will take advantage of the extended transition period.

In May 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all existing revenue recognition guidance, including industry-specific guidance, in current U.S. GAAP.

The core principle of the guidance is that an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, the FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2018, including interim periods beginning after January 1, 2020. As an “emerging growth company,” or EGC, the Company has elected to take advantage of the extended transition period provided in the Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards applicable to private companies. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customer - Principal versus Agent Considerations (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customer - Identifying Performance Obligations and Licensing, which clarifies guidance related to identifying performance obligations and licensing implementation guidance contained in ASU 2014-09. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers - Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective dates for these amendments are the same as the effective date of ASU 2014-09. Early adoption is permitted.

The Company will adopt ASU 2014-09 for the annual reporting periods beginning January 1, 2019, using the modified retrospective method. The cumulative effect of initially applying the new standard will be recognized on the day of initial application and prior periods will not be retrospectively adjusted. The Company’s implementation efforts are substantially complete. The Company also estimate that there will not be a material impact to the beginning balance of retained earnings.

2	Summary of Significant Accounting Policies (continued)

Recently issued accounting pronouncements (continued)

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10). The amendments require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instruments-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this ASU eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2018, including interim periods after December 15, 2019. The Company is in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This ASU modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities, whilst, lessor accounting is largely unchanged. The amendments in this ASU are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements (“ASU 2018-11”), which provides another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. The amendments in this Update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public entities. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2020, including interim periods within fiscal years beginning after December 15, 2021. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses (“ASU 2018-19”), which amends ASU 2016-13 to clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20, and instead, impairment of such receivables should be accounted for in accordance with Topic 842, Leases. ASU 2016-13 and ASU 2018-19 are effective for fiscal years and interim periods within those years beginning after December 15, 2019, with early adoption permitted as of the fiscal years beginning after December 15, 2018. An entity will apply the amendments in these updates through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Company is currently evaluating the impact this guidance will have on its consolidated financial statements when adopted. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU reduces the existing diversity in practice in financial reporting across all industries by clarifying certain existing principles in ASC 230, Statement of Cash Flows (“ASC 230”), including providing additional guidance on how and what an entity should consider in determining the classification of certain cash flows. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Company has early adopted this standard.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This ASU requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This ASU does not provide a definition of restricted cash or restricted cash equivalents. The amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Company has early adopted this standard.

2	Summary of Significant Accounting Policies (continued)

Recently issued accounting pronouncements (continued)

In February 2017, the FASB issued ASU No. 2017-05, Other income—Gains and Losses from the Derecognition of Nonfinancial Assets, which clarifies that a financial asset is within the scope of Subtopic 610-20 if it meets the definition of an in substance nonfinancial asset. The amendments in this update also clarify that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. This standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, including, among other changes, the consideration of costs and benefits when evaluating disclosure requirements. For public companies, the amendments are effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.